Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Private Placement [Abstract]
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased from the Company an aggregate of 7,720,000 Private Placement Warrants at a price of $1.00 per warrant, for an aggregate purchase price of $7,720,000. On March 29, 2019, in connection with the underwriters’ election to fully exercise their over-allotment option, the Company sold an additional 783,000 Private Placement Warrants to the Sponsor, at a price of $1.00 per Private Placement Warrant, generating gross proceeds of $783,000. Each whole Private Placement Warrant is exercisable for one whole share of the Company’s Class A common stock at a price of $11.50 per share.

A portion of the purchase price of the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Initial Business Combination is not completed within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased from the Company an aggregate of 7,720,000 Private Placement Warrants at a price of $1.00 per warrant, for an aggregate purchase price of $7,720,000. On March 29, 2019, in connection with the underwriters' election to fully exercise their over-allotment option, the Company sold an additional 783,000 Private Placement Warrants to the Sponsor, at a price of $1.00 per Private Placement Warrant, generating gross proceeds of $783,000. Each whole Private Placement Warrant is exercisable for one whole share of the Company's Class A common stock at a price of $11.50 per share.

A portion of the purchase price of the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Initial Business Combination is not completed within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.